INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,707,257	$ 3,118,041	$ 4,157,388	$ 4,157,388
Technology related intangible asset impairment			$ 20,580,040